Other Intangible Assets, Net - Schedule of Amounts Charged to Expense in Amortization of Intangible Assets (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Finite Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 13.2	$ 12.8	$ 39.3	$ 37.0
Depreciation And Amortization Expense
Finite Lived Intangible Assets [Line Items]
Amortization of intangible assets	9.8	9.5	28.7	28.2
Cost of Sales
Finite Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 3.4	$ 3.3	$ 10.6	$ 8.8